SCHEDULE OF REMAINING LEASE OBLIGATION (Details)	Dec. 31, 2021 USD ($)
Operating Lease
2022	$ 26,550
2023	28,593
2024	29,445
2025	32,835
2026	32,835
Thereafter	25,995
Total lease payments	176,253
Less: Imputed interest	53,352
Present value of lease liabilities	$ 122,901